13 Investments in joint venture (Details Narrative) R$ in Millions		12 Months Ended
	Feb. 05, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)
Financeira Itau CBD S.A. [member]
InvestmentsLineItems [Line Items]
Percentage of capital stock		35.76%
Percentage of interest in joint venture		17.88%
Financeira Itau CBD S.A. [member] | Subsequent [member]
InvestmentsLineItems [Line Items]
Percentage of allocation of acquisition value	0.1788
Allocation of the acquisition value	R$ 769
Bellamar Empreendimento e Participacao S.A [member]
InvestmentsLineItems [Line Items]
Percentage of interest in joint venture		50.00%
Percentage of receives for fair value of shares		50.00%
Fair value of shares in swap of assets process		R$ 769